Segment Information (Details) - Schedule of transfer prices between operating segments - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cement Concrete And Precast [Member]
2020
Revenues from external customers		S/ 1,181,160	S/ 1,289,034	S/ 1,134,916
Gross profit margin		367,130	480,466	459,698
Administrative expenses		(154,310)	(165,758)	(166,127)
Selling and distribution expenses		(37,926)	(42,306)	(43,015)
Other operating income, net		4,204	2,701	(8,191)
Finance costs		(88,569)	(77,947)	(87,327)
Finance income		2,951	2,553	4,945
Net loss on settlement of derivate financial instruments		5,337	(1,491)	(34,887)
(Loss) gain from exchange difference, net		(9,352)	718	(8,227)
Profit before income tax		89,465	198,936	116,869
Income tax expense		(29,167)	(63,775)	(41,214)
Profit for the year		60,298	135,161	75,655
Construction supplies [Member]
2020
Revenues from external customers		82,218	67,225	68,762
Gross profit margin		3,340	2,803	1,623
Administrative expenses		(6,043)	(3,490)	(553)
Selling and distribution expenses		(1,485)	(891)	(1,066)
Other operating income, net		154	(25)	(322)
Finance costs		(130)	(37)	(11)
Finance income		26	23	25
Net loss on settlement of derivate financial instruments
(Loss) gain from exchange difference, net		(404)	6	(26)
Profit before income tax		(4,542)	(1,611)	(330)
Income tax expense		1,481	517	116
Profit for the year		(3,061)	(1,094)	(214)
Quicklime [Member]
2020
Revenues from external customers		32,473	36,109	57,564
Gross profit margin		5,012	3,545	5,141
Administrative expenses		(1,493)	(1,745)	(2,186)
Selling and distribution expenses		(367)	(445)
Other operating income, net
Finance costs
Finance income
Net loss on settlement of derivate financial instruments
(Loss) gain from exchange difference, net		(88)	4	(111)
Profit before income tax		3,064	1,359	2,844
Income tax expense		(999)	(436)	(1,043)
Profit for the year		2,065	923	1,801
Other [Member]
2020
Revenues from external customers	[1]	483	333	1,692
Gross profit margin	[1]	(196)	81	266
Administrative expenses	[1]	(1,523)	(3,489)	(3,275)
Selling and distribution expenses	[1]	(375)	(891)	(36)
Other operating income, net	[1]	(12)	(31)	(184)
Finance costs	[1]	5	(2)
Finance income	[1]	(1)
Net loss on settlement of derivate financial instruments	[1]
(Loss) gain from exchange difference, net	[1]	13	1	(13)
Profit before income tax	[1]	(2,089)	(4,331)	(3,242)
Income tax expense	[1]	681	1,388	1,146
Profit for the year	[1]	(1,408)	(2,943)	(2,096)
Total [Member]
2020
Revenues from external customers		1,296,334	1,392,701	1,262,934
Gross profit margin		375,286	486,895	466,728
Administrative expenses		(163,369)	(174,482)	(172,141)
Selling and distribution expenses		(40,153)	(44,533)	(44,117)
Other operating income, net		4,346	2,645	(8,697)
Finance costs		(88,694)	(77,986)	(87,338)
Finance income		2,976	2,576	4,970
Net loss on settlement of derivate financial instruments		5,337	(1,491)	(34,887)
(Loss) gain from exchange difference, net		(9,831)	729	(8,377)
Profit before income tax		85,898	194,353	116,141
Income tax expense		(28,004)	(62,306)	(40,995)
Profit for the year		S/ 57,894	S/ 132,047	S/ 75,146

[1]	The “other” segment includes activities that do not meet the threshold for disclosure under IFRS 8.13 and represent non-material operations of the Group (including brine projects).